Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document And Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun 30, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2
Entity Registrant Name	TSAKOS ENERGY NAVIGATION LTD
Entity Central Index Key	0001166663
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well Known Seasoned Issuer	No
Entity Common Stock Shares Outstanding	56,443,237

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 141,119	$ 144,297
Restricted cash	5,790	16,192
Marketable Securities (Note 3)	1,609	1,664
Accounts receivable, net	25,626	28,948
Insurance claims	4,735	4,583
Due from related companies (Note 2)	831	1,561
Advances and other	11,500	8,800
Inventories	17,092	14,356
Prepaid insurance and other	3,739	3,568
Current portion of financial instruments-Fair value (Note 7)	0	60
Total current assets	212,041	224,029
INVESTMENTS	1,000	1,000
FINANCIAL INSTRUMENTS - FAIR VALUE, net of current portion (Note 8)	835	45
FIXED ASSETS (Note 4)
Advances for vessels under construction	41,920	119,484
Vessels	2,832,857	2,628,094
Accumulated depreciation	(585,865)	(539,736)
Vessels' Net Book Value	2,246,992	2,088,358
Total fixed assets	2,288,912	2,207,842
DEFERRED CHARGES, net (Note 5)	18,516	17,968
Total assets	2,521,304	2,450,884
CURRENT LIABILITIES:
Current portion of long-term debt (Note 6)	159,169	186,651
Payables	47,231	34,390
Due to related companies (Note 2)	8,088	2,594
Dividends payable	2,822	0
Accrued liabilities	16,202	12,442
Accrued bank interest	8,850	4,785
Unearned revenue	10,556	4,907
Current portion of financial instruments - Fair value (Note 7)	9,419	13,138
Total current liabilities	262,337	258,907
LONG-TERM DEBT, net of current portion (Note 6)	1,279,482	1,255,776
FINANCIAL INSTRUMENTS - FAIR VALUE, net of current portion (Note 7)	6,160	9,361
STOCKHOLDERS' EQUITY:
Preferred shares, $ 1.00 par value; 15,000,000 shares authorized (including 2,300,000 Series B Preferred Shares) and 2,000,000 Series B Preferred Shares issued and outstanding at June 30, 2013; no shares authorized, issued and outstanding at December 31, 2012.	2,000	0
Common stock, $ 1.00 par value; 85,000,000 and 100,000,000 shares authorized at June 30, 2013 and December 31, 2012 respectively; 56,443,237 issued and outstanding at June 30, 2013 and December 31, 2012.	56,443	56,443
Additional paid-in capital	450,642	404,391
Accumulated other comprehensive loss	(9,639)	(14,728)
Retained earnings	472,279	478,428
Total Tsakos Energy Navigation Limited stockholders' equity	971,725	924,534
Noncontrolling Interest	1,600	2,306
Total stockholders' equity	973,325	926,840
Total liabilities and stockholders' equity	$ 2,521,304	$ 2,450,884

CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $)	Jun. 30, 2013	Dec. 31, 2012
CONSOLIDATED BALANCE SHEETS [Abstract]
Preferred Shares - par value	$ 1
Preferred Shares - shares authorized	15,000,000	0
Series B Preferred Shares - shares authorized	2,300,000	0
Series B Preferred Shares - shares issued	2,000,000	0
Series B Preferred Shares - shares outstanding	2,000,000	0
Common Stock - par value	$ 1	$ 1
Common Stock - shares authorized	85,000,000	100,000,000
Common Stock - shares issued	56,443,327	56,443,327
Common Stock - shares outstanding	56,443,327	56,443,327

CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) [Abstract]
VOYAGE REVENUES:	$ 108,091	$ 99,046	$ 205,785	$ 201,276
EXPENSES:
Commissions	4,088	1,503	7,852	5,172
Voyage expenses	32,417	25,576	56,944	57,888
Vessel operating expenses	32,907	32,110	64,232	67,650
Depreciation	23,925	23,685	46,196	47,369
Amortization of deferred dry-docking costs	1,220	1,211	2,410	2,268
Management fees (Note 2(a))	3,886	3,967	7,826	7,959
General and administrative expenses	964	952	2,101	1,784
Stock compensation expense	0	14	0	168
Foreign currency (gains)/losses	35	(69)	(123)	(119)
Total expenses	99,442	88,949	187,438	190,139
Operating income	8,649	10,097	18,347	11,137
OTHER INCOME (EXPENSES):
Interest and finance costs, net (Note 7)	(10,394)	(16,111)	(20,019)	(26,409)
Interest income	73	395	158	878
Other, net	(698)	(38)	303	(19)
Total other expenses, net	(11,019)	(15,754)	(19,558)	(25,550)
Net loss	(2,370)	(5,657)	(1,211)	(14,413)
Less: Net loss/(income) attributable to the noncontrolling interest	845	(42)	706	(91)
Net loss attributable to Tsakos Energy Navigation Limited	$ (1,525)	$ (5,699)	$ (505)	$ (14,504)
Loss per share, basic attributable to Tsakos Energy Navigation Limited common shareholders	$ (0.04)	$ (0.1)	$ (0.02)	$ (0.29)
Loss per share, diluted attributable to Tsakos Energy Navigation Limited common shareholders	$ (0.04)	$ (0.1)	$ (0.02)	$ (0.29)
Weighted average number of shares, basic	56,443,237	54,341,534	56,443,237	50,275,135
Weighted average number of shares, diluted	56,443,237	54,341,534	56,443,237	50,275,135

STATEMENT OF CONSOLIDATED COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
STATEMENT OF CONSOLIDATED COMPREHENSIVE INCOME [Abstract]
Net loss	$ (2,370)	$ (5,657)	$ (1,211)	$ (14,413)
Unrealized gains/(losses) from hedging financial instruments
Unrealized gain on interest rate swaps, net	3,279	4,861	4,709	8,634
Amortization of deferred loss on dedesignated financial instruments	219	367	435	734
Total unrealized gains from hedging financial instruments	3,498	5,228	5,144	9,368
Unrealized (loss)/gain on marketable securities	(57)	61	(55)	145
Other Comprehensive income	3,441	5,289	5,089	9,513
Comprehensive income/(loss)	1,071	(368)	3,878	(4,900)
Less: comprehensive loss/(income) attributable to the noncontrolling interest	845	(42)	706	(91)
Comprehensive income/(loss) attributable to Tsakos Energy Navigation Limited	$ 1,916	$ (410)	$ 4,584	$ (4,991)

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands	Total	Preferred stock Series B	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Tsakos Energy Navigation Limited	Noncontrolling Interest
BALANCE, at Dec. 31, 2011	$ 919,158		$ 46,209	$ 351,566	$ 554,314	$ (35,030)	$ 917,059	$ 2,099
Net income/(loss)	(14,413)				(14,504)		(14,504)	91
Issuance of 10,000 shares	62,659		10,000	52,659			62,659
Issuance of 84,500 shares of restricted share units	0		84	(84)			0
Cash dividends paid ($0.30 per share in 2012 and $0.05 per share in 2013)	(15,362)				(15,362)		(15,362)
Other comprehensive income (loss)	9,513					9,513	9,513
Amortization of restricted share units	168			168			168
BALANCE, at Jun. 30, 2012	961,723		56,293	404,309	524,448	(25,517)	959,533	2,190
BALANCE, at Dec. 31, 2012	926,840		56,443	404,391	478,428	(14,728)	924,534	2,306
Net income/(loss)	(1,211)				(505)		(505)	(706)
Issuance of 8% cumulative redeemable perpetual preferred shares	48,251	2,000		46,251			48,251
Cash dividends paid ($0.30 per share in 2012 and $0.05 per share in 2013)	(2,822)				(2,822)		(2,822)
Declared dividends ($0.05 per share in 2013)	(2,822)				(2,822)		(2,822)
Other comprehensive income (loss)	5,089					5,089	5,089
Amortization of restricted share units	0						0
BALANCE, at Jun. 30, 2013	$ 973,325	$ 2,000	$ 56,443	$ 450,642	$ 472,279	$ (9,639)	$ 971,725	$ 1,600

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Cash Flows from Operating Activities:
Net income/(loss)	$ (1,211)	$ (14,413)
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Depreciation	46,196	47,369
Amortization of deferred dry-docking costs	2,410	2,268
Amortization of loan fees	439	455
Stock compensation expense	0	168
Change in fair value of derivative instruments	(2,573)	(1,805)
Payments for dry-docking	(2,802)	(4,572)
Increase/ Decrease in:
Receivables	1,200	1,873
Inventories	(2,736)	4,467
Prepaid insurance and other	(171)	2,286
Payables	18,335	2,535
Accrued liabilities	7,825	(1,822)
Unearned revenue	5,649	(4,176)
Net Cash provided by Operating Activities	72,561	34,633
Cash Flows from Investing Activities:
Advances for vessels under construction and acquisitions	(20,581)	(955)
Vessel acquisitions and/or improvements	(106,619)	(1,527)
Net Cash used in Investing Activities	(127,200)	(2,482)
Cash Flows from Financing Activities:
Proceeds from long-term debt	92,000	28,358
Financing costs	(594)	(1,064)
Payments of long-term debt	(95,776)	(69,856)
Decrease in restricted cash	10,402	85
Proceeds from stock issuance program, net	48,251	62,659
Cash dividend	(2,822)	(15,362)
Net Cash provided by Financing Activities	51,461	4,820
Net (decrease)/increase in cash and cash equivalents	(3,178)	36,971
Cash and cash equivalents at beginning of period	144,297	175,708
Cash and cash equivalents at end of period	$ 141,119	$ 212,679

Basis of Presentation	6 Months Ended
Jun. 30, 2013
Basis of Presentation [Abstract]
Basis of Presentation

1.Basis of Presentation

The accompanying unaudited consolidated financial statements of Tsakos Energy Navigation Limited (the “Holding Company”) and subsidiaries (collectively, the “Company”) have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and with the instructions to Form 6-K and Article 10 of Regulation S-X of the U.S. Securities and Exchange Commission (“SEC”). Accordingly, they do not include all of the footnotes required by U.S. GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for fair presentation have been included. Operating results for the six months ended June 30, 2013 are not necessarily indicative of the results that may be expected for the year ending December 31, 2013.

The consolidated balance sheet as of December 31, 2012 has been derived from the audited financial statements at that date, but does not include all of the footnotes required by generally accepted accounting principles for complete financial statements.

A discussion of the Company’s significant accounting policies can be found in the Company’s Consolidated Financial Statements included in the Annual Report on Form 20-F for the year ended December 31, 2012. There have been no material changes to these policies in the six-month period ended June 30, 2013.

Transactions with Related Parties	6 Months Ended
Jun. 30, 2013
Transactions with Related Parties [Abstract]
Transactions with Related Parties

2.Transactions with Related Parties

The following amounts were charged by related parties for services rendered:

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
Tsakos Shipping and Trading (commissions)	1,333	1,231	2,552	2,479
Tsakos Energy Management Limited (management fees)	3,811	3,892	7,676	7,809
Tsakos Columbia Shipmanagement S.A.	324	328	635	651
Argosy Insurance Company Limited	2,391	2,336	4,475	4,744
AirMania Travel S.A.	1,150	877	2,368	1,728

Total expenses with related parties	9,009	8,664	17,706	17,411

Balances due from and due to related parties are as follows:

	June 30, 2013	December 31, 2012
Due from related parties
Tsakos Columbia Shipmanagement S.A.	831	1,561

Total due from related parties	831	1,561

Due to related parties
Tsakos Energy Management Limited	71	53
Tsakos Shipping and Trading	1,992	1,110
Argosy Insurance Company Limited	5,686	1,209
AirMania Travel S.A.	339	222

Total due to related parties	8,088	2,594

There is also, at June 30, 2013, an amount of $526 ($559 at December 31, 2012) due to Tsakos Shipping and Trading S.A. and $330 ($329 at December 31, 2012) due to Argosy Insurance Limited, included in accrued liabilities which relates to services rendered by these related parties not yet invoiced.

(a)Tsakos Energy Management Limited (the “Management Company”): The Holding Company has a Management Agreement (“Management Agreement”) with the Management Company, a Liberian corporation, to provide overall executive and commercial management of its affairs for a monthly fee. Per the Management Agreement of March 8, 2007, effective from January 1, 2008, there is a prorated adjustment if at the beginning of each year the Euro has appreciated by 10% or more against the U.S. Dollar since January 1, 2007. In addition, there is an increase each year by a percentage figure reflecting 12 month Euribor, if both parties agree. From January 1, 2012, monthly fees for operating vessels are $27.5, for vessels chartered in or chartered out or on a bare-boat basis are $20.4 and from April 1, 2012 for the LNG carrier $35.0, of which $10.0 is paid to the Management Company and $25.0 to a third party manager. Monthly management fees for the newly delivered DP2 shuttle tankers have been agreed at $35.0 per vessel.

The Holding Company and the Management Company have certain officers and directors in common.The President, who is also the Chief Executive Officer and a Director of the Holding Company, is also the sole stockholder of the Management Company. The Management Company may unilaterally terminate its Management Agreement with the Holding Company at any time upon one year’s notice. In addition, if even one director was elected to the Holding Company’s Board of Directors without having been recommended by the existing Board of Directors, the Management Company would have the right to terminate the Management Agreement on ten days notice, and the Holding Company would be obligated as at June 30, 2013 to pay the Management Company an amount of approximately $141,970 calculated in accordance with the terms of the Management Agreement. This amount includes the LNG carrier under construction, but excludes the new-building which is being negotiated with the shipyard (Note 11). Under the terms of the Management Agreement between the Holding Company and the Management Company, the Holding Company may terminate the Management Agreement only under specific circumstances, without the prior approval of the Holding Company’s Board of Directors.

Estimated future management fees payable over the next ten years under the Management Agreement, exclusive of any incentive awards and based on existing vessels and known vessels as at June 30, 2013 scheduled for future delivery are:

Year	Amount
July to December 2013	8,006
2014	16,055
2015	16,055
2016	15,951
2017	15,930
2018 to 2023	87, 615

159,612

Management fees for vessels are included in the accompanying Consolidated Statements of Operations. Also, under the terms of the Management Agreement, the Management Company provides supervisory services for the construction of new vessels for a monthly fee of $20.4 from January 1, 2012. These fees in total amounted to $247, and $245 during the six months ended June 30, 2013 and 2012, respectively, and are either accounted for as part of construction costs for delivered vessels or are included in Advances for vessels under construction.

(b)Tsakos Columbia Shipmanagement S.A. (“TCM”): The Management Company appointed TCM to provide technical management to the Company’s vessels from July 1, 2010. TCM is owned jointly and in equal part by related party interests and by a private German Group. TCM, at the consent of the Holding Company, may subcontract all or part of the technical management of any vessel to an alternative unrelated technical manager.

Effective July 1, 2010, the Management Company, at its own expense, pays technical management fees to TCM, and the Company bears and pays directly to TCM most of its operating expenses, including repairs and maintenance, provisioning and crewing of the Company’s vessels, as well as certain charges which are capitalized or deferred, including reimbursement of the costs of TCM personnel sent overseas to supervise repairs and perform inspections on Company vessels. The Company also pays to TCM certain fees to cover expenses relating to internal control procedures and information technology services which are borne by TCM on behalf of the Company.

(c)Tsakos Shipping and Trading S.A. (“Tsakos Shipping”): Certain members of the Tsakos family are involved in the decision-making processes of Tsakos Shipping and of the Management Company, and are also shareholders of the Holding Company.

Tsakos Shipping provides chartering services for the Company’s vessels by communicating with third party brokers to solicit, research and propose charters. For this service, the Company pays to Tsakos Shipping a chartering commission of approximately 1.25% on all freights, hires and demurrages. Such commissions are included in Commissions in the accompanying Consolidated Statements of Operations. Tsakos Shipping also provides sale and purchase of vessels brokerage service. For this service, Tsakos Shipping may charge a brokerage commission. Tsakos Shipping may also charge a fee of $200 (or such other sum as may be agreed) on delivery of each new-building vessel in payment for the cost of design and supervision of the new-building by Tsakos Shipping. In the first six months of 2013 and 2012, no such fee was charged.

Commissions due to Tsakos Shipping by the Company have been netted-off against amounts due from Tsakos Shipping for advances made, and the net amount is included in Due to related parties.

(d)Argosy Insurance Company Limited (“Argosy”): The Company places its hull and machinery insurance, increased value insurance and war risk and certain other insurance through Argosy, a captive insurance company affiliated with Tsakos Shipping.

(e)AirMania Travel S.A. (“AirMania”): Apart from third-party agents, the Company also uses an affiliated company, AirMania, for travel services.

Marketable Securities	6 Months Ended
Jun. 30, 2013
Marketable securities [Abstract]
Marketable securities

3.Marketable Securities

In March 2011, the Company placed $2,500 in highly liquid, low risk marketable securities which are considered to be available-for-sale for reporting purposes. In December 2012, the Company sold $1,098 of these marketable securities realizing a gain of $95 which was reclassified from Accumulated other comprehensive income/(loss) to the Statement of Operations. The fair value of these marketable securities as of June 30, 2013 was $1,609, and the change in fair value during the six months ended June 30, 2013, amounting to $55 (negative) is included in Accumulated other comprehensive loss. In July 2013, the Company sold the remaining marketable securities realizing a gain of $89.

Vessels	6 Months Ended
Jun. 30, 2013
Vessels [Abstract]
Vessels

4.Vessels

Acquisitions

During the first six months of 2013, the Company acquired the new-building DP2 suezmax shuttle tankers Rio 2016 and Brasil 2014 at a total cost of $202,971 of which $104,826 were paid in the first six months of 2013.

There were no vessel acquisitions in the first six months of 2012.

Sales

There were no vessel sales in the first six months of 2013 and 2012.

Deferred Charges	6 Months Ended
Jun. 30, 2013
Deferred Charges [Abstract]
Deferred Charges

5.Deferred Charges

Deferred charges consist of dry-docking and special survey costs, net of accumulated amortization, amounted to $13,720 and $13,327, at June 30, 2013 and December 31, 2012, respectively, and loan fees, net of accumulated amortization, amounted to $4,796 and $4,641 at June 30, 2013 and December 31, 2012, respectively. Amortization of deferred dry-docking costs is separately reflected in the accompanying Consolidated Statements of Operations, while amortization of loan fees is included in Interest and finance costs, net.

Long-Term Debt	6 Months Ended
Jun. 30, 2013
Long-Term Debt [Abstract]
Long-Term Debt

6.Long –Term Debt

Facility	June 30, 2013	December 31, 2012
(a) Credit Facilities	863,078	939,514
(b) Term Bank Loans	575,573	502,913

Total	1,438,651	1,442,427
Less – current portion	(159,169)	(186,651)

Long-term portion	1,279,482	1,255,776

(a)Credit facilities

As at June 30, 2013, the Company had seven open reducing revolving credit facilities, all of which are reduced in semi-annual installments, and two open facilities which have both a reducing revolving credit component and a term bank loan component. At June 30, 2013 there is no available unused amount.

Interest is payable at a rate based on LIBOR plus a spread. At June 30, 2013, the interest rates on these facilities ranged from 1.56% to 5.69%.

(b)Term bank loans

Term loan balances outstanding at June 30, 2013 amounted to $575,573. These bank loans are payable in U.S. Dollars in semi-annual installments with balloon payments due at maturity between October 2016 and April 2022. Interest rates on the outstanding loans as at June 30, 2013, are based on LIBOR plus a spread.

At June 30, 2013, interest rates on these term bank loans ranged from 1.93% to 3.23%.

The weighted-average interest rates on the above executed loans for the applicable periods were:

Three months ended June 30, 2013	2.38%
Three months ended June 30, 2012	1.97%

Six months ended June 30, 2013	2.43%
Six months ended June 30, 2012	1.95%

The above revolving credit facilities and term bank loans are secured by first priority mortgages on all vessels, by assignments of earnings and insurances of the respectively mortgaged vessels, and by corporate guarantees of the relevant ship-owning subsidiaries.

The loan agreements include, among other covenants, covenants requiring the Company to obtain the lenders’ prior consent in order to incur or issue any financial indebtedness, additional borrowings, pay dividends in an amount more than 50% of cumulative net income (as defined in the related agreements), sell vessels and assets, and change the beneficial ownership or management of the vessels. Also, the covenants require the Company to maintain a minimum liquidity, not legally restricted, of $81,807 at June 30, 2013 and $99,375 at December 31, 2012, a minimum hull value in connection with the vessels’ outstanding loans, insurance coverage of the vessels against all customary risks and maintenance of operating bank accounts with minimum balances.

As at December 31, 2012, the Company was in non-compliance with minimum value-to-loan ratios contained in certain of its debt agreements. These agreements include terms in case of non-compliance with minimum value-to-loan ratios according to which the Company may be required to prepay indebtedness in the form of cash or provide additional security. Effective December 31, 2012 and for a period up to, and including, June 30, 2014,for those loans that were not compliant in respect of the value-to-loan covenant, certain lenders formally waived their rights, while the remainder did not seek immediate remedial action.

Following the conclusion of the waivers in late April 2013, an amount of $40,665 was reclassified within current liabilities representing the amount that the Company would be required to pay to satisfy the remaining loan-to-value ratio shortfall contained in loan agreements with a total outstanding debt as of June 30, 2013 of $448,946, in the event the lenders were to request such additional security in the form of cash payment.

As of December 31, 2012, the Company was not in compliance with the leverage ratio required by its loans. In this respect, the Company entered into amendatory agreements with its lenders which waive the non-compliance of the leverage ratio covenant referred to above by increasing the relevant ratio for the period from December 31, 2012 through July 1, 2014 from 70% to 80%, establishing in this respect compliance as at December 31, 2012 and June 30, 2013. Following these amendatory agreements and because management concluded that it is not probable that the amended ratio will fail to be met at any next measurement dates within the following 12 months, the debt was not classified as current in the December 31, 2012 and June 30, 2013 consolidated balance sheet in accordance with ASC 470-10.

For one of its loan agreements under which an amount of $34,855 was outstanding at December 31, 2012, on February 28, 2013, the Company entered into an amendatory agreement with the lenders which waives the non-compliance of the Security Cover ratio for a period from December 11, 2012 through September 6, 2013, and of the leverage ratio covenant throughout 2013, re-establishing compliance as of the balance sheet date. According to this agreement, the Company made a prepayment of $5,050 on February 28, 2013 against the balloon installment due in September 2013 and agreed increased interest rate margins during the waiver period and remaining term of the loan, which expires on September 6, 2013. On September 11, 2013 the Company fully repaid the outstanding amount of $26,815. (Note 13(c)).

As of December 31, 2011, a subsidiary, in which the Company has 51% interest, was not in compliance with the leverage ratio required by its loan. In this respect on April 16, 2012, the subsidiary entered into an amendatory agreement with the lenders which waived the non-compliance of the leverage ratio covenant referred to above for the period from December 31, 2011 through December 31, 2012. On April 8, 2013 the waiver period was extended to June 30, 2014 (inclusive).

The Company’s liquidity requirements relate primarily to servicing its debt, funding the equity portion of investments in vessels and funding expected capital expenditure on dry-dockings and working capital. As of June 30, 2013, the Company’s working capital (non-restricted net current assets), amounted to a deficit of $56.1 million ($51.1 million deficit at December 31, 2012). Net cash flow generated from operations is the Company’s main source of liquidity whereas other management alternatives to ensure service of the Company’s commitments include, but are not limited to the issuance of additional equity, re-negotiation of new-building commitments, utilization of suitable opportunities for asset sales, etc. Management believes, such alternatives along with current available cash holdings and cash expected to be generated from the operation of vessels, will be sufficient to meet the Company’s liquidity and working capital needs for a reasonable period of time. The annual principal payments required to be made after June 30, 2013, excluding hull cover ratio shortfall of $40,665 discussed above, are as follows:

Period/Year	Amount
July to December 2013	58,667
2014	120,495
2015	174,842
2016	270,406
2017	182,805
2018 and thereafter	631,436

1,438,651

Interest and Finance Costs, net	6 Months Ended
Jun. 30, 2013
Interest and Finance Costs, net [Abstract]
Interest and Finance Costs, net

7.Interest and Finance Costs, net

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
Interest expense	10,329	13,389	20,597	25,176
Less: Interest capitalized	(373)	(301)	(1,119)	(604)

Interest expense, net	9,956	13,088	19,478	24,572
Interest swap cash settlements non-hedging	1,163	1,262	2,640	4,226
Bunkers swap cash settlements	(16)	(589)	(67)	(1,405)
Amortization of loan fees	244	223	439	455
Bank charges	8	82	96	111
Amortization of deferred loss on termination of financial instruments	219	367	435	734
Change in fair value of non-hedging financial instruments	(1,180)	1,678	(3,002)	(2,284)

Net total	10,394	16,111	20,019	26,409

At June 30, 2013, the Company was committed to seven floating-to-fixed interest rate swaps with major financial institutions covering notional amounts aggregating to $407,614, maturing from October 2013 through March 2021 on which it pays fixed rates averaging 3.92% and receives floating rates based on the six-month London interbank offered rate (“LIBOR”) (Note 12).

At June 30, 2013, the Company held five of the seven interest rate swap agreements, designated and qualifying as cash flow hedges, in order to hedge its exposure to interest rate fluctuations associated with its debt covering notional amounts aggregating to $273,521. The fair value of such financial instruments as of June 30, 2013 and December 31, 2012 in aggregate amounted to $6,648 (negative) and $11,295 (negative), respectively. The estimated net amount of cash flow hedge losses at June 30, 2013 that is estimated to be reclassified into earnings within the next twelve months is $4,370.

At June 30, 2013 and 2012, the Company held two and three interest rate swaps respectively, that did not meet hedge accounting criteria. As such, the changes in their fair values during the first half of 2013 and 2012 have been included in change in fair value of non-hedging financial instruments in the table above, and amounted to $3,400 (positive) and $3,458 (positive), respectively. During 2010, one of these swaps was de-designated as a hedging swap and the remaining loss included in Accumulated other comprehensive loss, and for which the associated future cash flows are deemed probable of occurring ($596 at June 30, 2013), is being amortized to income over the term of the original hedge provided that the variable-rate interest obligations continue. The amount of such loss amortized during the quarters ended June 30, 2013 and 2012 was $219 and $367 respectively. The outstanding balance of $596 is expected to be fully amortized by March 2014.

At June 30, 2013 and December 31, 2012, the Company had three bunker swap agreements in order to hedge its exposure to bunker price fluctuations associated with the consumption of bunkers by its vessels. The fair value of these financial instruments as of June 30, 2013 and December 31, 2012 was $292 (negative) and $105 (positive), respectively.

The changes in their fair values during the first half of 2013 and 2012 amounting to $398 (negative) and $1,174 (negative) respectively have been included in Change in fair value of non-hedging financial instruments in the table above, as such agreements do not meet the hedging criteria.

Stockholders' Equity	6 Months Ended
Jun. 30, 2013
Stockholders' Equity [Abstract]
Stockholders' Equity

8.Stockholders’ Equity

On May 10, 2013 the Company issued 2,000,000 Series B preferred shares for net proceeds of $48,251. The Series B preferred shares were issued for cash and pay cumulative quarterly dividends at a rate of 8% per annum from their date of issuance. At any time on or after July 30, 2018, the Series B preferred shares may be redeemed, at the option of the Company, in whole or in part at a redemption price of $25.00 per share plus unpaid dividends. If the Company fails to comply with certain covenants relating to the level of borrowings and net worth as these terms are defined in the applicable agreement, default on any of its credit facilities, fails to pay four quarterly dividends payable in arrears or if the Series B preferred shares are not redeemed at the option of the Company, in whole by July 30, 2019, the dividend rate payable on the Series B preferred shares increases quarterly, subject to an aggregate maximum rate per annum of 25% prior to July 30, 2018 and 30% thereafter, to a rate that is 1.25 times the dividend rate payable on the Series B preferred shares. The Series B preferred shares are not convertible into common shares and are not redeemable at the option of the holder. The initial dividend of $889 on the Series B preferred shares was paid on July 30, 2013.

During the six-month period ended June 30, 2013, the Company declared dividends on its common stock of $5,644 in aggregate of which $2,822 were paid on June 5, 2013 and $2,822 were paid on September 12, 2013 to shareholders of record as of September 9, 2013.

Accumulated other comprehensive loss	6 Months Ended
Jun. 30, 2013
Accumulated other comprehensive loss [Abstract]
Accumulated other comprehensive loss

9.Accumulated other comprehensive loss

In the first half of 2013, Accumulated other comprehensive loss decreased with unrealized gains of $5,089 of which $4,709 (gain) resulted from changes in fair value of financial instruments, $435 related to losses which were amortized to income on the de-designation of one interest rate swap and a loss of $55 which resulted from changes in the fair value of marketable securities. In the first half of 2012, Accumulated other comprehensive loss decreased with unrealized gains of $9,513 of which $8,634 (gain) resulted from changes in fair value of financial instruments, $734 related to losses which were amortized to income on the de-designation of one interest rate swap and $145 gains which resulted from changes in the fair value of marketable securities.

Earnings/Loss per Common Share	6 Months Ended
Jun. 30, 2013
Earnings per Common Share [Abstract]
Earnings per Common Share

10.Earnings/Loss per Common Share

The computation of basic earnings per share is based on the weighted average number of common shares outstanding during the period. The computation of diluted earnings per share assumes the foregoing and the exercise of all RSUs using the treasury stock method.

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
Numerator Net loss attributable to Tsakos Energy Navigation Limited	(1,525)	(5,699)	(505)	(14,504)
Preferred share dividends	(567)	—	(567)	—

Net loss attributable to common stockholders	$(2,092)	$(5,699)	$(1,072)	$(14,504)

Denominator
Weighted average common shares outstanding	56,443,237	54,341,534	56,443,237	50,275,135
Dilutive effect of RSUs	—	—	—	—

Weighted average common shares – diluted	56, 443,237	54,341,534	56, 443,237	50,275,135

Basic loss per common share	$(0.04)	$(0.10)	$(0.02)	$(0.29)

Diluted loss per common share	$(0.04)	$(0.10)	$(0.02)	$(0.29)

The RSUs as of June 30, 2013 and June 30, 2012 were nil and 84,500, which are considered anti-dilutive due to the loss from continuing operations and which have resulted in their exclusion from the computation of diluted earnings per common share.

Commitments and Contingencies	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies [Abstract]
Commitments and Contingencies

11.Commitments and Contingencies

As at June 30, 2013, the Company had under construction one LNG carrier. On May 2, 2013, the Company signed an amendment agreement with the shipyard, by which the LNG carrier will be converted from 162,000cm to 174,000cm. Under the amended agreement, there is also an option to build a second similar vessel, with initial exercise expiry date July 2, 2013, extended to October 31, 2013 through an amended agreement signed on July 17, 2013, for an original contract price of $209.6 million. The final purchase price has yet to be determined and will reflect the agreed-upon changes in its specifications. As of June 30, 2013 the Company made progress payments of $36,498 and $15,650 were paid in July 2013. There are no further installments due in 2013. The schedule for the remaining payments is dependent on whether the Company exercises by October 31, 2013 its option for the construction of the additional LNG carrier, with expected delivery in the second half of 2016.

In addition, a shuttle tanker newbuilding had been ordered. However, the contract is being renegotiated with the shuttle tanker being cancelled and two alternative vessels being considered instead. The final aggregate contract price for the alternative constructions is expected to be similar to the original contract price of $88.0 million for the cancelled shuttle tanker. A first installment of $4.5 million had been paid in the first quarter of 2013 and this amount will remain as the first installment of whatever new constructions are decided upon. The remainder of the installment schedule has yet to be determined.

In the ordinary course of the shipping business, various claims and losses may arise from disputes with charterers, agents and other suppliers relating to the operations of the Company’s vessels. Management believes that all such matters are either adequately covered by insurance or are not expected to have a material adverse effect on the Company’s results from operations or financial condition.

Charters-out

The future minimum revenues of vessels in operation at June 30, 2013, before reduction for brokerage commissions, expected to be recognized on non-cancelable time charters are as follows:

Year	Amount
July to December 2013	116,061
2014	188,338
2015	129,164
2016	77,582
2017 to 2028	494,319

Net minimum charter payments	1,005,464

These amounts do not assume any off-hire.

Financial Instruments	6 Months Ended
Jun. 30, 2013
Financial Instruments [Abstract]
Financial Instruments

12.Financial Instruments

(a)Interest rate risk: The Company’s interest rates and loan repayment terms are described in Notes 6 and 7.

(b)Concentration of credit risk: Financial Instruments consist principally of cash, trade accounts receivable, marketable securities, investments, and derivatives. The Company places its temporary cash investments, consisting mostly of deposits, and its marketable securities primarily with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company’s investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its accounts receivable and does not have any agreements to mitigate credit risk. The Company limits the exposure of non-performance by counterparties to derivative instruments by diversifying among counterparties with high credit ratings, and performing periodic evaluations of the relative credit standing of the counterparties.

(c)Fair value: The carrying amounts reflected in the accompanying Consolidated Balance Sheet of financial assets and accounts payable approximate their respective fair values due to the short maturity of these instruments. The fair value of long-term bank loans with variable interest rates approximate the recorded values, generally due to their variable interest rates. The present value of the future cash flows of the portion of one long-term bank loan with a fixed interest rate is estimated to be approximately $56,393 as compared to its carrying amount of $58,521 (Note 6). The fair value of the long term investment equates to the amount that would be received by the Company in the event of sale of that investment.

The fair values of the one long-term bank loan with a fixed interest rate, the interest rate swap agreements, and bunker swap agreements discussed in Note 7 above and marketable securities discussed in Note 3 above are determined through Level 2 of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements and are derived principally from or corroborated by observable market data, interest rates, yield curves and other items that allow value to be determined. The fair value of the investment is determined through Level 3 of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements and is determined by the Company’s own data.

The fair value of the impaired, at December 31, 2012, vessel Millennium, was determined through Level 2 of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements and was determined by management taking into consideration valuations from independent marine valuers based on observable data such as sale of comparable assets.

The estimated fair values of the Company’s financial instruments, other than derivatives at June 30, 2013 and December 31, 2012, are as follows:

	Carrying Amount June 30, 2013	Fair Value June 30, 2013	Carrying Amount December 31, 2012	Fair Value December 31, 2012
Financial assets/(liabilities)
Cash and cash equivalents	141,119	141,119	144,297	144,297
Restricted cash	5,790	5,790	16,192	16,192
Marketable securities	1,609	1,609	1,664	1,664
Investments	1,000	1,000	1,000	1,000
Debt	(1,438,651)	(1,436,523)	(1,442,427)	(1,441,108)

Tabular Disclosure of Derivatives Location

Derivatives are recorded in the balance sheet on a net basis by counterparty when a legal right of setoff exists. The following tables present information with respect to the fair values of derivatives reflected in the balance sheet on a gross basis by transaction. The tables also present information with respect to gains and losses on derivative positions reflected in the consolidated statement of operations or in the balance sheet, as a component of Accumulated other comprehensive loss.

Fair Value of Derivative Instruments

		Asset Derivatives		Liability Derivatives
		June 30, 2013	December 31, 2012	June 30, 2013	December 31, 2012
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives designated as hedging instruments
Interest rate swaps	Current portion of financial instruments - Fair value	—	—	4,894	6,824
	Financial instruments - Fair value, net of current portion	835	—	2,588	4,471

Subtotal		835	—	7,482	11,295

Derivatives not designated as hedging instruments
Interest rate swaps	Current portion of financial instruments - Fair value	—	—	4,329	6,314
	Financial instruments - Fair value, net of current portion	—	—	3,476	4,890
Bunker swaps	Current portion of financial instruments-Fair value	—	60	196	—
	Financial instruments-Fair value, net of current portion	—	45	96	—

Subtotal		—	105	8,097	11,204

Total derivatives		835	105	15,579	22,499

Derivatives designated as Hedging Instruments-Net effect on the Statement of Comprehensive Income/(loss) and Statement of Operations

	Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)
Derivative	Amount Three months ended June 30,		Amount Six months ended June 30,
	2013	2012	2013	2012
Interest rate swaps	(229)	(1,015)	(437)	(1,828)

Total	(229)	(1,015)	(437)	(1,828)

	Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)
Derivative	Location	Amount Three months ended June 30,		Amount Six months ended June 30,
		2013	2012	2013	2012
Interest rate swaps	Depreciation expense	(38)	(31)	(67)	(60)
Interest rate swaps	Interest and finance costs, net	(3,689)	(6,212)	(5,513)	(11,136)

Total		(3,727)	(6,243)	(5,580)	(11,196)

Derivatives Not Designated as Hedging Instruments–Net effect on the Statement of Operations

	Gain (Loss) Recognized on Derivative
Derivative	Location	Amount Three months ended June 30,			Amount Six months ended June 30,
		2013	2012	2013	2012
Interest rate swaps	Interest and finance costs, net	457	(1,085)	760	(768)
Bunker swaps	Interest and finance costs, net	(423)	(1,267)	(331)	231

Total		34	(2,352)	429	(537)

The accumulated loss from Derivatives designated as Hedging instruments recognized in Accumulated Other comprehensive Income/(Loss) as of June 30, 2013 and December 31, 2012 was $9,752 and $14,895 respectively.

The following tables summarize the fair values for assets and liabilities measured on a recurring basis as of June 30, 2013 and December 31, 2012 using level 2 inputs (significant other observable inputs):

Recurring measurements	June 30, 2013	December 31, 2012
Interest rate swaps	(14,452)	(22,499)
Marketable Securities	1,609	1,664
Bunker swaps	(292)	105

	(13,135)	(20,730)

The following table presents the fair values of items measured at fair value on a nonrecurring basis for the period ended June 30, 2013 and year ended December 31, 2012, using Level 2 (significant other observable) inputs, respectively.

Nonrecurring basis	June 30, 2013	December 31, 2012
Vessels	$-	$28,586

	$-	$28,586

Subsequent Events	6 Months Ended
Jun. 30, 2013
Subsequent Events [Abstract]
Subsequent Events

13.Subsequent Events

(a)On July 17, 2013 it was announced that the Board of Directors declared the first dividend of $0.44444 per share of its 8% Series B Cumulative Redeemable Perpetual Preferred Shares, for the period from the original issuance of the Series B Preferred Shares on May 10, 2013 through July 29, 2013. The dividend was paid on July 30, 2013 to all holders of record of Series B Preferred Shares as of July 29, 2013.

(b)On August 8, 2013 the Company entered into a distribution agency agreement with a leading investment bank as manager, providing for the offer and sale from time to time of up to 4,000,000 common shares of the Company, par value $1.00 per share, at market prices. As of September 18, 2013 the Company sold 481,804 common shares under this agreement for net proceeds of $2,295.

(c)On September 11, 2013 the Company fully repaid the outstanding balance of one of its loan facilities amounting to $26,815, used for the financing of Sakura Princess and other vessels sold in previous years and drew-down $18,000 on a new term bank loan, arranged on September 9, 2013, for the re-financing of Sakura Princess.

Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2013
Transactions with Related Parties [Abstract]
Related Party Transactions Disclosure [Table Text Block]

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
Tsakos Shipping and Trading (commissions)	1,333	1,231	2,552	2,479
Tsakos Energy Management Limited (management fees)	3,811	3,892	7,676	7,809
Tsakos Columbia Shipmanagement S.A.	324	328	635	651
Argosy Insurance Company Limited	2,391	2,336	4,475	4,744
AirMania Travel S.A.	1,150	877	2,368	1,728

Total expenses with related parties	9,009	8,664	17,706	17,411

Related Party Transactions Balances [Table Text Block]

	June 30, 2013	December 31, 2012
Due from related parties
Tsakos Columbia Shipmanagement S.A.	831	1,561

Total due from related parties	831	1,561

Due to related parties
Tsakos Energy Management Limited	71	53
Tsakos Shipping and Trading	1,992	1,110
Argosy Insurance Company Limited	5,686	1,209
AirMania Travel S.A.	339	222

Total due to related parties	8,088	2,594

Related Party Future Management Fees [Table Text Block]

Year	Amount
July to December 2013	8,006
2014	16,055
2015	16,055
2016	15,951
2017	15,930
2018 to 2023	87, 615

159,612

Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2013
Long-Term Debt [Abstract]
Debt Disclosure [Table Text Block]

Facility	June 30, 2013	December 31, 2012
(a) Credit Facilities	863,078	939,514
(b) Term Bank Loans	575,573	502,913

Total	1,438,651	1,442,427
Less – current portion	(159,169)	(186,651)

Long-term portion	1,279,482	1,255,776

Schedule Of Weighted-Average Interest Rate [Table Text Block]

Three months ended June 30, 2013	2.38%
Three months ended June 30, 2012	1.97%

Six months ended June 30, 2013	2.43%
Six months ended June 30, 2012	1.95%

Debt Principal Payments [Table Text Block]

Period/Year	Amount
July to December 2013	58,667
2014	120,495
2015	174,842
2016	270,406
2017	182,805
2018 and thereafter	631,436

1,438,651

Interest and Finance Costs, net (Tables)	6 Months Ended
Jun. 30, 2013
Interest and Finance Costs, net [Abstract]
Interest And Finance Costs [Table Text Block]

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
Interest expense	10,329	13,389	20,597	25,176
Less: Interest capitalized	(373)	(301)	(1,119)	(604)

Interest expense, net	9,956	13,088	19,478	24,572
Interest swap cash settlements non-hedging	1,163	1,262	2,640	4,226
Bunkers swap cash settlements	(16)	(589)	(67)	(1,405)
Amortization of loan fees	244	223	439	455
Bank charges	8	82	96	111
Amortization of deferred loss on termination of financial instruments	219	367	435	734
Change in fair value of non-hedging financial instruments	(1,180)	1,678	(3,002)	(2,284)

Net total	10,394	16,111	20,019	26,409

Earnings/Loss per Common Share (Tables)	6 Months Ended
Jun. 30, 2013
Earnings per Common Share [Abstract]
Earnings per Common Share [Table Text Block]

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
Numerator Net loss attributable to Tsakos Energy Navigation Limited	(1,525)	(5,699)	(505)	(14,504)
Preferred share dividends	(567)	—	(567)	—

Net loss attributable to common stockholders	$(2,092)	$(5,699)	$(1,072)	$(14,504)

Denominator
Weighted average common shares outstanding	56,443,237	54,341,534	56,443,237	50,275,135
Dilutive effect of RSUs	—	—	—	—

Weighted average common shares – diluted	56, 443,237	54,341,534	56, 443,237	50,275,135

Basic loss per common share	$(0.04)	$(0.10)	$(0.02)	$(0.29)

Diluted loss per common share	$(0.04)	$(0.10)	$(0.02)	$(0.29)

Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2013
Charters-out [Abstract]
Minimum Future Charter Revenues [Table Text Block]

Year	Amount
July to December 2013	116,061
2014	188,338
2015	129,164
2016	77,582
2017 to 2028	494,319

Net minimum charter payments	1,005,464

Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2013
Financial Instruments [Abstract]
Schedule Of Carrying Values And Estimated Fair Values Of Financial Instruments [Table Text Block]

	Carrying Amount June 30, 2013	Fair Value June 30, 2013	Carrying Amount December 31, 2012	Fair Value December 31, 2012
Financial assets/(liabilities)
Cash and cash equivalents	141,119	141,119	144,297	144,297
Restricted cash	5,790	5,790	16,192	16,192
Marketable securities	1,609	1,609	1,664	1,664
Investments	1,000	1,000	1,000	1,000
Debt	(1,438,651)	(1,436,523)	(1,442,427)	(1,441,108)

Schedule Of Derivate Instruments Statements Of Financial Position Location [Table Text Block]

		Asset Derivatives		Liability Derivatives
		June 30, 2013	December 31, 2012	June 30, 2013	December 31, 2012
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives designated as hedging instruments
Interest rate swaps	Current portion of financial instruments - Fair value	—	—	4,894	6,824
	Financial instruments - Fair value, net of current portion	835	—	2,588	4,471

Subtotal		835	—	7,482	11,295

Derivatives not designated as hedging instruments
Interest rate swaps	Current portion of financial instruments - Fair value	—	—	4,329	6,314
	Financial instruments - Fair value, net of current portion	—	—	3,476	4,890
Bunker swaps	Current portion of financial instruments-Fair value	—	60	196	—
	Financial instruments-Fair value, net of current portion	—	45	96	—

Subtotal		—	105	8,097	11,204

Total derivatives		835	105	15,579	22,499

Schedule Of Cash Flow Hedges Gain/(Loss) Recognized In Accumulated Other Comprehensive Loss on Derivative [Table Text Block]

	Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)
Derivative	Amount Three months ended June 30,		Amount Six months ended June 30,
	2013	2012	2013	2012
Interest rate swaps	(229)	(1,015)	(437)	(1,828)

Total	(229)	(1,015)	(437)	(1,828)

Schedule Of Cash Flow Hedges Gain/(Loss) Reclassified from Accumulated Other Comprehensive Loss into Income [Table Text Block]

	Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)
Derivative	Location	Amount Three months ended June 30,		Amount Six months ended June 30,
		2013	2012	2013	2012
Interest rate swaps	Depreciation expense	(38)	(31)	(67)	(60)
Interest rate swaps	Interest and finance costs, net	(3,689)	(6,212)	(5,513)	(11,136)

Total		(3,727)	(6,243)	(5,580)	(11,196)

Schedule Of Derivatives Not Designated As Hedging Instruments Net Effect on the Statement Of Operations [Text Block]

	Gain (Loss) Recognized on Derivative
Derivative	Location	Amount Three months ended June 30,			Amount Six months ended June 30,
		2013	2012	2013	2012
Interest rate swaps	Interest and finance costs, net	457	(1,085)	760	(768)
Bunker swaps	Interest and finance costs, net	(423)	(1,267)	(331)	231

Total		34	(2,352)	429	(537)

Schedule Of Fair Value Assets And Liabilities Measured On Recurring Basis [Table Text Block]

Recurring measurements	June 30, 2013	December 31, 2012
Interest rate swaps	(14,452)	(22,499)
Marketable Securities	1,609	1,664
Bunker swaps	(292)	105

	(13,135)	(20,730)

Fair Value Items Measured On Non Recurring Basis [Text Block]

Nonrecurring basis	June 30, 2013	December 31, 2012
Vessels	$-	$28,586

	$-	$28,586

Transactions with Related Parties - Statement Of Income (Table) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Related Party Transaction [Line Items]
Tsakos Shipping and Trading S.A. (commissions)	$ 4,088	$ 1,503	$ 7,852	$ 5,172
Tsakos Energy Management Limited (management fees)	3,886	3,967	7,826	7,959
Total expenses with related parties	9,009	8,664	17,706	17,411
Tsakos Shipping and Trading S.A.
Related Party Transaction [Line Items]
Tsakos Shipping and Trading S.A. (commissions)	1,333	1,231	2,552	2,479
Tsakos Energy Management Limited
Related Party Transaction [Line Items]
Tsakos Energy Management Limited (management fees)	3,811	3,892	7,676	7,809
Tsakos Columbia Shipmanagement S.A.
Related Party Transaction [Line Items]
Tsakos Columbia Shipmanagement S.A.	324	328	635	651
Argosy Insurance Company Limited
Related Party Transaction [Line Items]
Argosy Insurance Company Limited	2,391	2,336	4,475	4,744
AirMania Travel S.A.
Related Party Transaction [Line Items]
AirMania Travel S.A.	$ 1,150	$ 877	$ 2,368	$ 1,728

Transactions With Related Parties - Balance Sheet (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Due from related parties	$ 831	$ 1,561
Due to related parties	8,088	2,594
Tsakos Columbia Shipmanagement S.A.
Related Party Transaction [Line Items]
Due from related parties	831	1,561
Tsakos Shipping and Trading S.A.
Related Party Transaction [Line Items]
Due to related parties	1,992	1,110
Tsakos Energy Management Limited
Related Party Transaction [Line Items]
Due to related parties	71	53
Argosy Insurance Company Limited
Related Party Transaction [Line Items]
Due to related parties	5,686	1,209
AirMania Travel S.A.
Related Party Transaction [Line Items]
Due to related parties	$ 339	$ 222

Transactions With Related Parties - Management Fees (Tables) (Details) (Management Agreement with Tsakos Energy Management Limited, USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Management Agreement with Tsakos Energy Management Limited
Related Party Transaction [Line Items]
July to December 2013	$ 8,006
2014	16,055
2015	16,055
2016	15,951
2017	15,930
2018 to 2023	87,615
Total	$ 159,612

Transactions With Related Parties - Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Tsakos Shipping and Trading S.A.
Related Party Transaction [Line Items]
Accrued liabilities	$ 526	$ 559
Argosy Insurance Company Limited
Related Party Transaction [Line Items]
Accrued liabilities	$ 330	$ 329

Transactions With Related Parties - Tsakos Energy Management Limited (Details) (USD $)	6 Months Ended		15 Months Ended	18 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2013
Tsakos Energy Management Limited
Related Party Transaction [Line Items]
Euro appreciated against dollar percentage	10.00%
Yearly increase basis	12 month Euribor
Monthly management fees			$ 10,000
Compensation to Management company after contract termination with Directors	141,970,000
Supervisory services per month, per vessel				20,400
Supervisory services	247,000	245,000
Days Required For Cancellation Written Notice For Agreement	Ten days notice
Years Required For Cancellation Written Notice For Agreement	One year notice
Operating vessels
Related Party Transaction [Line Items]
Monthly management fees				27,500
LNG Carriers
Related Party Transaction [Line Items]
Monthly management fees			35,000
Chartered in/out or bare-boat
Related Party Transaction [Line Items]
Monthly management fees				20,400
Third Party Manager
Related Party Transaction [Line Items]
Monthly management fees			25,000
DP2 Shuttle Tankers
Related Party Transaction [Line Items]
Monthly management fees			$ 35,000

Transactions With Related Parties - Tsakos Shipping and Trading (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Related Party Transaction [Line Items]
Payment for the cost of design and supervision services for new buildings	$ 0	$ 0
Tsakos Shipping and Trading S.A.
Related Party Transaction [Line Items]
Chartering commission	1.25%
Charge fee	$ 200

Marketable Securities (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended		6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013	Mar. 31, 2011
Marketable securities [Abstract]
Marketable Securities	$ 1,609	$ 1,664	$ 1,609	$ 2,500
Proceeds from sale of marketable securities		1,098
Gain on sale of marketable securities	89	95
Net gain on marketable securities included in accumulated OCI			$ (56)

Vessels (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Property Plant And Equipment [Line Items]
Cash paid for vessel acquisitions	$ 106,619	$ 1,527
DP2 suezmax shuttle tankers Rio 2016 and Brasil 2014
Property Plant And Equipment [Line Items]
Acquisition of newly constructed vessels	202,971
Cash paid for vessel acquisitions	$ 104,826

Deferred Charges (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Deferred Charges [Abstract]
Deferred charges consisted of dry-docking and special survey costs	$ 13,720	$ 13,327
Loan fees net of accumulated amortization	$ 4,796	$ 4,641

Long Term Debt (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Debt disclosure [Abstract]
Credit Facilities	$ 863,078	$ 939,514
Term Bank Loans	575,573	502,913
Total	1,438,651	1,442,427
Less - current portion	(159,169)	(186,651)
Long-term portion	$ 1,279,482	$ 1,255,776

Long Term Debt - Weighted Average Interest Rates (Table) (Details)	Jun. 30, 2013	Jun. 30, 2012
Three Months Ended
Weighted average interest rates on the executed loans	2.38%	1.97%
Six Months Ended
Weighted average interest rates on the executed loans	2.43%	1.95%

Long Term Debt - Principal Payments (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Principal Payments [Abstract]
July to December 2013	$ 58,667
2014	120,495
2015	174,842
2016	270,406
2017	182,805
2018 and thereafter	631,436
Total	$ 1,438,651	$ 1,442,427

Long Term Debt - Credit Facilities (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Number of open reducing credit facilities	7
Number of credit facilities with reducing revolving credit component and term bank loan component	2
Unused amount	0
Revolving Credit Facility
Libor plus spread minimum	1.56%
Libor plus spread maximum	5.69%

Long Term Debt - Term Bank Loans (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Term Bank Loans
Outstanding term loan balance, with balloon payments due at maturity between October 2016 and April 2022.	$ 575,573	$ 502,913
Libor plus spread minimum			1.93%
Libor plus spread maximum			3.23%

Long Term Debt - Covenants (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended				3 Months Ended					12 Months Ended
	Jun. 30, 2013	Dec. 31, 2011	Mar. 28, 2013	Dec. 31, 2012	Jun. 30, 2012	Sep. 11, 2013 Sakura Princess and other vessels sold in previous years	Jun. 30, 2013 Loans Not In Compliance With Value To Loan Ratio [Member]	Jun. 30, 2013 Minimum Liquidity Covenant Requirement [Member]	Dec. 31, 2012 Minimum Liquidity Covenant Requirement [Member]	Dec. 31, 2012 Waived Rights For Loan Agreement [Member]	Dec. 31, 2011 Loan Of Subsidiary [Member]	Jun. 30, 2013 Reclassified to Current Liabilities Covenant Requirement [Member]
Long Term Debt [Line Items]
Cash and cash equivalents	$ 141,119	$ 175,708		$ 144,297	$ 212,679			$ 81,807	$ 99,375
Debt at Carrying amount	1,438,651			1,442,427			448,946
Debt Instrument Covenant Description	The loan agreements include, among other covenants, covenants requiring the Company to obtain the lenders' prior consent in order to incur or issue any financial indebtedness, additional borrowings, pay dividends in an amount more than 50% of cumulative net income (as defined in the related agreements), sell vessels and assets, and change the beneficial ownership or management of the vessels. Also, the covenants require the Company to maintain a minimum liquidity, not legally restricted, of $79,210 at June 30, 2013 and $99,375 at December 31, 2012, a minimum hull value in connection with the vessels' outstanding loans, insurance coverage of the vessels against all customary risks and maintenance of operating bank accounts with minimum balances.
Debt Instrument Covenant Compliance	As at December 31, 2012, the Company was in non-compliance with minimum value-to-loan ratios contained in certain of its debt agreements. These agreements include terms in case of non-compliance with minimum value-to-loan ratios according to which the Company may be required to prepay indebtedness in the form of cash or provide additional security. Effective December 31, 2012 and for a period up to, and including, June 30, 2014, for those loans that were not compliant in respect of the value-to-loan covenant, certain lenders formally waived their rights, while the remainder did not seek immediate remedial action. As of December 31, 2012, the Company was not in compliance with the leverage ratio required by its loans. In this respect, the Company entered into amendatory agreements with its lenders which waive the non-compliance of the leverage ratio covenant referred to above by increasing the relevant ratio for the period from December 31, 2012 through July 1, 2014 from 70% to 80%, establishing in this respect compliance as at December 31, 2012 and June 30, 2013. Following these amendatory agreements and because management concluded that it is not probable that the amended ratio will fail to be met at any next measurement dates within the following 12 months, the debt was not classified as current in the December 31, 2012 and June 30, 2013 consolidated balance sheet in accordance with ASC 470-10.										As of December 31, 2011, a subsidiary, in which the Company has 51% interest, was not in compliance with the leverage ratio required by its loan. In this respect on April 16, 2012, the subsidiary entered into an amendatory agreement with the lenders which waived the non-compliance of the leverage ratio covenant referred to above for the period from December 31, 2011 through December 2012. On April 8, 2013 the waiver period was extended to June 30, 2014 (inclusive).
Potential Prepayment												40,665
Outstanding balance of loans under waivers										34,855
Interest in subsidiary		51.00%
Prepayment on loan			5,050
Repayment of loan						26,815
Working capital deficit	$ 56,100			$ 51,100

Interest and Finance Costs, net (Table) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Financial Instruments [Abstract]
Interest expense	$ 10,329	$ 13,389	$ 20,597	$ 25,176
Less: Interest capitalized	(373)	(301)	(1,119)	(604)
Interest expense, net	9,956	13,088	19,478	24,572
Interest swap cash settlements non-hedging	1,163	1,262	2,640	4,226
Bunkers swap cash settlements	(16)	(589)	(67)	(1,405)
Amortization of loan fees	244	223	439	455
Bank charges	8	82	96	111
Amortization of deferred loss on termination of financial instruments	219	367	435	734
Change in fair value of non-hedging financial instruments	(1,180)	1,678	(3,002)	(2,284)
Net total	$ 10,394	$ 16,111	$ 20,019	$ 26,409

Interest and Finance Costs, net (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Number of floating to fixed interest rate swaps	7		7
Notional Amount of floating to fixed interest rate swaps	$ 407,614		$ 407,614
Fixed interest rate	3.92%		3.92%
Floating rate basis			six-month LIBOR
Fair value of hedging interest rate swaps	(6,648)		(6,648)		(11,295)
Net amount of cash flow hedges to be reclassified into earnings within 12 months	4,370		4,370
Change in fair value of non-hedging financial instruments	1,180	(1,678)	3,002	2,284
De-designated hedging swap loss in accumulated other comprehensive income			596
Amortization of de-designated hedging swap loss in accumulated other comprehensive income	219	367	435	734
Number of bunker swap agreements held	3		3		3
Fair value of bunker swap agreements	(292)		(292)		105
Change in fair value of bunker swap agreeements			(398)	(1,174)
Designated As Hedging Instrument
Number of floating to fixed interest rate swaps	5		5
Notional Amount of Hedging Interest Rate Derivatives Held	273,521		273,521
Not Designated As Hedging Instrument
Number of floating to fixed interest rate swaps	2	3	2	3
Change in fair value of non-hedging financial instruments			3,400	3,458
Amortization of de-designated hedging swap loss in accumulated other comprehensive income	$ 219	$ 367

Stockholders' Equity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	6 Months Ended
	Jul. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	May 10, 2013	Dec. 31, 2012
Series B Preferred Shares
Series B Preferred Shares - shares issued		2,000,000			0
Net proceeds		$ 48,251
Redemption price				$ 25
Preferred stock dividends paid	889
Conditions for dividend rate increase		If the Company fails to comply with certain covenants relating to the level of borrowings and net worth as these terms are defined in the applicable agreement, default on any of its credit facilities, fails to pay four quarterly dividends payable in arrears or if the Series B preferred shares are not redeemed at the option of the Company, in whole by July 30, 2019, the dividend rate payable on the Series B preferred shares increases quarterly, subject to an aggregate maximum rate per annum of 25% prior to July 30, 2018 and 30% thereafter, to a rate that is 1.25 times the dividend rate payable on the Series B preferred shares.
Dividends
Dividends declared		5,644
Dividends paid		2,822	15,362
Dividends paid after period		$ 2,822			$ 0
Dividend paid after period - payment date		Sep 12, 2013
Dividend paid after period - record date		Sep 9, 2013

Accumulated other comprehensive loss (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Accumulated other comprehensive loss [Abstract]
Other comprehensive income (loss)	$ 3,441	$ 5,289	$ 5,089	$ 9,513
Changes in fair value of financial instruments	3,279	4,861	4,709	8,634
Losses reclassified to income	219	367	435	734
Change in fair value of marketable securities	$ (57)	$ 61	$ (55)	$ 145

Earnings/Loss per Common Share (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Earnings per Share [Abstract]
Net loss attributable to Tsakos Energy Navigation Limited	$ (1,525)	$ (5,699)	$ (505)	$ (14,504)
Preferred share dividends	(567)	0	(567)	0
Net loss attributable to common stockholders	$ (2,092)	$ (5,699)	$ (1,072)	$ (14,504)
Weighted average common shares outstanding	56,443,237	54,341,534	56,443,237	50,275,135
Dilutive effect of RSUs	0	0	0	0
Weighted average common shares - diluted	56,443,237	54,341,534	56,443,237	50,275,135
Basic loss per common share	$ (0.04)	$ (0.1)	$ (0.02)	$ (0.29)
Diluted loss per common share	$ (0.04)	$ (0.1)	$ (0.02)	$ (0.29)

Commitments and Contingencies (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Charters-out [Abstract]
July to December 2013	$ 116,061
2014	188,338
2015	129,164
2016	77,582
2017 to 2028	494,319
Net minimum charter payments	$ 1,005,464

Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended			1 Months Ended				3 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Jul. 31, 2013 LNG Carrier	Jun. 30, 2013 LNG Carrier	May 10, 2013 LNG Carrier	May 01, 2013 LNG Carrier	Jun. 30, 2013 Two vessels	Jun. 30, 2013 Option for second LNG Carrier
Long-term Purchase Commitment [Line Items]
Advances for vessels under construction	$ 41,920		$ 119,484		$ 36,498
Amount paid	20,581	955		15,650				4,500
Total contractual purchase obligation								$ 88,000	$ 209,600
Vessel size						174,000	162,000

Financial Instruments - Fair Values (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Mar. 31, 2011
Financial Instruments [Abstract]
Cash and cash equivalents - Carrying Amount	$ 141,119	$ 144,297	$ 212,679	$ 175,708
Restricted cash - Carrying Amount	5,790	16,192
Marketable securities - Carrying Amount	1,609	1,664			2,500
Investments - Carrying Amount	1,000	1,000
Debt at Carrying amount	(1,438,651)	(1,442,427)
Cash and cash equivalents - Fair Value	141,119	144,297
Restricted cash - Fair value	5,790	16,192
Marketable securities - Fair Value	1,609	1,664
Investments - Fair Value	1,000	1,000
Debt - Fair Value	$ (1,436,523)	$ (1,441,108)

Financial Instruments - Balance Sheet Location (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Derivatives designated as hedging instruments
Interest rate swaps - Liability Derivatives - Fair Value	$ (6,648)	$ (11,295)
Subtotal - Assets	835	0
Subtotal - Liabilities	7,482	11,295
Derivatives not designated as hedging instruments
Subtotal - Assets	0	105
Subtotal - Liabilities	8,097	11,204
Total derivatives - Assets	835	105
Total derivatives - Liabilites	15,579	22,499
Current portion of financial instruments - Fair value
Derivatives designated as hedging instruments
Interest rate swaps - Asset Derivatives - Fair Value	0	0
Interest rate swaps - Liability Derivatives - Fair Value	4,894	6,824
Derivatives not designated as hedging instruments
Interest rate swaps - Asset Derivatives - Fair Value	0	0
Interest rate swaps - Liability Derivatives - Fair Value	4,329	6,314
Bunker swaps - Asset Derivatives - Fair Value	0	60
Bunker swaps - Liability Derivatives - Fair Value	196	0
Financial instruments - Fair value, net of current portion
Derivatives designated as hedging instruments
Interest rate swaps - Asset Derivatives - Fair Value	835	0
Interest rate swaps - Liability Derivatives - Fair Value	2,588	4,471
Derivatives not designated as hedging instruments
Interest rate swaps - Asset Derivatives - Fair Value	0	0
Interest rate swaps - Liability Derivatives - Fair Value	3,476	4,890
Bunker swaps - Asset Derivatives - Fair Value	0	45
Bunker swaps - Liability Derivatives - Fair Value	$ 96	$ 0

Financial Instruments - Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion) (Table) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Total	$ 3,498	$ 5,228	$ 5,144	$ 9,368
Gain (Loss) Recognized in Accumulated OCI On Derivative (Effective Portion)
Interest rate swaps	(229)	(1,015)	(437)	(1,828)
Total	$ (229)	$ (1,015)	$ (437)	$ (1,828)

Financial Instruments - Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion) (Table) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Derivative
Total	$ (3,727)	$ (6,243)	$ (5,580)	$ (11,196)
Depreciation expense
Derivative
Interest rate swaps	(38)	(31)	(67)	(60)
Interest and finance costs, net
Derivative
Interest rate swaps	$ (3,689)	$ (6,212)	$ (5,513)	$ (11,136)

Financial Instruments - Derivatives Not Designated as Hedging Instruments Gain (Loss) (Table) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Derivative
Total	$ 34	$ (2,352)	$ 429	$ (537)
Interest and finance costs, net
Derivative
Interest rate swaps	457	(1,085)	760	(768)
Bunker swaps	$ (423)	$ (1,267)	$ (331)	$ 231

Financial Instruments - Fair Value of Assets and Liabilities Measured On Recurring Basis (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Mar. 31, 2011
Interest rate swaps	$ (15,579)	$ (22,499)
Marketable Securities	1,609	1,664	2,500
Bunker swaps	835	105
Significant Other Observable Inputs Assets/ (Liabilities) (Level 2)
Interest rate swaps	(14,452)	(22,499)
Marketable Securities	1,609	1,664
Bunker swaps	(292)	105
Total	$ (13,135)	$ (20,730)

Financial Instruments - Non Recurring Basis (Table) (Details) (Significant Other Observable Inputs Assets/ (Liabilities) (Level 2) [Member], USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Significant Other Observable Inputs Assets/ (Liabilities) (Level 2) [Member]
Vessels	$ 0	$ 28,586
Total	$ 0	$ 28,586

Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Present value of future cash flows of one bank loan	$ 1,436,523	$ 1,441,108
Carrying amount	1,438,651	1,442,427
Accumulated loss from derivatives deignated as Hedging Instruments	9,752	14,895
Present Value Of Long Term Debt
Present value of future cash flows of one bank loan	56,393
Carrying Amount Of Long Term Debt
Carrying amount	$ 58,521

Subsequent Events (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	6 Months Ended			3 Months Ended		3 Months Ended
	Jul. 17, 2013	Jun. 30, 2012	Jun. 30, 2013	Dec. 31, 2012	Sep. 18, 2013 Distribution Agency Agreement	Aug. 08, 2013 Distribution Agency Agreement	Sep. 09, 2013 Sakura Princess and other vessels sold in previous years	Sep. 11, 2013 Sakura Princess and other vessels sold in previous years
Subsequent events [Line Items]
Preferred Stock - Dividend per share declared	$ 0.44444
Common shares authorized			85,000,000	100,000,000		4,000,000
Common Stock - par value			$ 1	$ 1		$ 1
Common shares offered					481,804
Net proceeds from offering		$ 62,659			$ 2,295
Repayment of loan								26,815
New loans							$ 18,000